Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - Virtu Financial, LLC and subsidiaries - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Other	$ 12	$ 171
Share-based compensation	947	106
Fixed assets	18
Tax credits and net operating loss carryforwards		724
Total deferred income tax assets	$ 977	1,001
Deferred income tax liabilities
Fixed assets		872
Total deferred income tax liabilities		$ 872